Goodwill and Intangible Assets, Net - Components of Intangible Assets (Detail) - Rocket Lab USA, Inc. - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Intangible Assets [Line Items]
Gross Carrying Amount	$ 15,314	$ 15,021	$ 2,588
Accumulated Amortization	(4,211)	(3,672)	(1,259)
Net Carrying Amount	11,103	11,349	1,329
In Process Research and Development [Member]
Disclosure Of Intangible Assets [Line Items]
Gross Carrying Amount	111	110
Net Carrying Amount	111	110
Developed Technology [Member]
Disclosure Of Intangible Assets [Line Items]
Gross Carrying Amount	10,258	10,090
Accumulated Amortization	(1,355)	(973)
Net Carrying Amount	8,903	9,117
Capitalized Software [Member]
Disclosure Of Intangible Assets [Line Items]
Gross Carrying Amount	3,704	3,541	2,259
Accumulated Amortization	(2,496)	(2,379)	(1,118)
Net Carrying Amount	1,208	1,162	1,141
Customer Related [Member]
Disclosure Of Intangible Assets [Line Items]
Gross Carrying Amount	669	658
Accumulated Amortization	(206)	(148)
Net Carrying Amount	463	510
Noncompete [Member]
Disclosure Of Intangible Assets [Line Items]
Gross Carrying Amount	223	219
Accumulated Amortization	(52)	(37)
Net Carrying Amount	171	182
Capitalized Intellectual Property [Member]
Disclosure Of Intangible Assets [Line Items]
Gross Carrying Amount	198	199	329
Accumulated Amortization	(63)	(51)	(141)
Net Carrying Amount	135	148	$ 188
Trademark and Trade names [Member]
Disclosure Of Intangible Assets [Line Items]
Gross Carrying Amount	151	149
Accumulated Amortization	(39)	(29)
Net Carrying Amount	$ 112	120
Backlog [Member]
Disclosure Of Intangible Assets [Line Items]
Gross Carrying Amount		55
Accumulated Amortization		$ (55)